Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			12 Months Ended																		3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Chase [Member]	Sep. 30, 2012 Chase [Member]	Dec. 31, 2012 Chase [Member]	Dec. 31, 2011 Chase [Member]	Dec. 31, 2010 Chase [Member]	Sep. 30, 2013 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2012 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2011 Dowa - Olin Metal Corporation [Member]	Nov. 19, 2007 Dowa - Olin Metal Corporation [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Dec. 31, 2010 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Jan. 01, 2010 Restatement Adjustment [Member] Net Deferred Tax Asset [Member]	Jan. 01, 2010 Restatement Adjustment [Member] (Accumulated deficit)/ Retained Earnings [Member]	Dec. 31, 2011 Income Tax Expense Benefit [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Income Tax Expense Benefit [Member] Restatement Adjustment [Member]	Dec. 31, 2012 Non Toll [Member]	Dec. 31, 2011 Non Toll [Member]	Dec. 31, 2010 Non Toll [Member]	Dec. 31, 2012 Toll [Member]	Dec. 31, 2011 Toll [Member]	Dec. 31, 2010 Toll [Member]	Dec. 31, 2011 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2010 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Jan. 01, 2010 Derivative [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2011 Derivative [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Derivative [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Duplicate accruals for receipt of raw material [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Sep. 30, 2012 Duplicate accruals for receipt of raw material [Member] Cost of sales [Member] Restatement Adjustment [Member]	Sep. 30, 2012 Duplicate accruals for receipt of raw material [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Duplicate accruals for receipt of raw material [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Jan. 01, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Inventory [Member]	Sep. 30, 2012 Raw material in-transit [Member] Cost of sales [Member] Restatement Adjustment [Member]	Sep. 30, 2012 Raw material in-transit [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Raw material in-transit [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Raw material in-transit [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Accrued Liabilities [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Jan. 01, 2010 Workers Compensation Insurance [Member] Restatement Adjustment [Member] Prepaid Expenses and Other Current Assets [Member]	Dec. 31, 2011 Workers Compensation Insurance [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Workers Compensation Insurance [Member] Cost of sales [Member] Restatement Adjustment [Member]	Dec. 31, 2012 Olin Luotong (GZ) Corporation ("Luotong") [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Consolidation And Basis Of Presentation [Line Items]
Interest in joint venture																										50.00%	50.00%																																								20.00%	20.00%	50.00%	50.00%
Percentage of ownership																																																																		80.00%
Percentage of net income attributable to non controlling interest	20.00%																	20.00%
Overstated (understated) amount																														$ 794	$ 888	$ 797	$ 482	$ (94)	$ 91							$ (510)	$ (510)	$ 303	$ 510	$ 813	$ 389	$ (1,396)	$ (389)	$ 389	$ 423	$ 275	$ (22)	$ 811	$ 423	$ (148)	$ (297)	$ (7,225)	$ (7,225)	$ (5,725)	$ (7,269)	$ (7,269)	$ (5,036)	$ 44	$ 733
Percentage of material component in inventory	70.00%							72.00%								73.00%		70.00%	72.00%
Negative basis difference																										5,192	5,735	6,459	9,416
Negative basis difference accreted on a straight-line basis Period																										13 years	13 years
Carrying value of goodwill	4,399							4,399								4,399		4,399	4,399		4,399		4,399
Goodwill deductible for tax purpose	2,131															1,973		2,131
Net sales	396,173	393,977	[1]	416,979	[1]	443,391	[1]	373,477	[1]	439,500	[1]	473,251	[1]	492,915	[1]	1,345,678	1,254,347	1,650,520	1,779,143	1,658,729	488,475	505,951	647,711	704,968	611,870											1,576,070	1,710,595	1,577,771	74,450	68,548	80,958
Research & development expenditure																		$ 1,516	$ 1,540	$ 1,740

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".